DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2014
		Average
	Notional	Maturity	Fair
	Amount	(years)	Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$16,759	0.1	$437
Mandatory commitments to sell mortgage loans	38,600	0.1	(184)
Pay-fixed interest rate swap agreements	3,300	9.4	(182)
Pay-variable interest rate swap agreements	3,300	9.4	182
Total	$61,959	1.1	$253

	2013
		Average
	Notional	Maturity	Fair
	Amount	(years)	Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$15,754	0.1	$366
Mandatory commitments to sell mortgage loans	35,412	0.1	128
Total	$51,166	0.1	$494

Fair value of derivative instruments
The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2014		2013		2014		2013
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
	Location	Value	Location	Value	Location	Value	Location	Value
	(In thousands)
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$437	Other assets	$366	Other liabilities	$-	Other liabilities	$-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	128	Other liabilities	184	Other liabilities	-
Pay-fixed interest rate swap agreements	Other assets	-	Other assets	-	Other liabilities	182	Other liabilities	-
Pay-variable interest rate swap agreements	Other assets	182	Other assets	-	Other liabilities	-	Other liabilities	-
Total derivatives		$619		$494		$366		$-

Effect of derivative financial instruments on consolidated statement of operation
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
				Location of
				Gain (Loss)
				Reclassified
				from
	Gain (Loss)			Accumulated	Gain (Loss)
	Recognized in			Other	Reclassified from
	Other			Comprehensive	Accumulated Other
	Comprehensive			Income (Loss)	Comprehensive			Location of	Gain (Loss)
	Income (Loss)			into Income	Loss into Income			Gain (Loss)	Recognized
	(Effective Portion)			(Effective	(Effective Portion)			Recognized	in Income(1)
	2014	2013	2012	Portion)	2014	2013	2012	in Income(1)	2014	2013	2012
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$-	$(37)	$(127)	Interest expense	$(380)	$(397)	$(927)	Interest expense	$-	$-	$-
Total	$-	$(37)	$(127)		$(380)	$(397)	$(927)		$-	$-	$-

No hedge designation
Rate-lock mortgage loan commitments								Mortgage loan gains	$71	$(1,002)	$511
Mandatory commitments to sell mortgage loans								Mortgage loan gains	(312)	250	484
Pay-fixed interest rate swap agreements								Interest income	(182)	-	-
Pay-variable interest rate swap agreements								Interest income	182	-	-
UST short position								Gain on securities	295	-	-
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	-	(1,025)	(285)
Total									$54	$(1,777)	$710

_________________
(1)    For cash flow hedges, this location and amount refers to the ineffective portion.